UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21024
Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON	MATURITY
THOUSANDS		DATE OF PURCHASE	DATE	VALUE

	Repurchase Agreements (47.7%)
$75,000	Barclays Capital, Inc., (dated 03/25/11; proceeds $75,001,604; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.00% due 02/15/39 - 06/20/39; valued at $77,295,831)	0.11%	04/01/11	$75,000,000
85,000	BNP Paribas Securities, (dated 03/31/11; proceeds $85,000,425; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.72% - 6.11% due 09/01/36 - 11/01/37; Federal National Mortgage Association 2.61% - 5.69% due 07/01/35 - 01/01/41; valued at $87,515,880)	0.18	04/01/11	85,000,000
115,000	Credit Agricole Securities, (dated 03/31/11; proceeds $115,000,415; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 05/31/11; valued at $117,339,772)	0.13	04/01/11	115,000,000
75,000	Credit Agricole Securities, (dated 03/31/11; proceeds $75,000,250; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 05/31/11 valued at $76,521,591)	0.12	04/01/11	75,000,000
10,000	Deutsche Bank Securities, (dated 03/02/11; proceeds $10,001,500; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 6.00% due 11/01/37; valued at $10,347,435)	0.18	04/01/11	10,000,000
10,000	Deutsche Bank Securities, (dated 03/03/11; proceeds $10,001,600; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 6.00% due 06/01/37; and Federal National Mortgage Association 6.00% due 11/01/37; valued at $10,300,000)	0.18	04/04/11	10,000,000
7,000	Deutsche Bank Securities, (dated 03/09/11; proceeds $7,000,992; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 6.00% due 11/01/37; valued at $7,210,000)	0.17	04/08/11	7,000,000
5,000	Deutsche Bank Securities, (dated 03/11/11; proceeds $5,000,689; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 02/01/40; valued at $5,150,001)	0.16	04/11/11	5,000,000
30,000	Deutsche Bank Securities, (dated 03/31/11; proceeds $30,000,167; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 5.50% due 09/01/23; valued at $30,930,655)	0.20	04/01/11	30,000,000
10,000	Goldman Sachs and Co., (dated 03/31/11; proceeds $10,000,350; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 11.50% due 01/20/17 - 01/15/41; valued at $10,300,000)	0.18	04/07/11	10,000,000
30,000	Goldman Sachs and Co., (dated 03/31/11; proceeds $30,000,100; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.00% - 2.05% due 11/26/12 - 01/21/15; valued at $30,571,997)	0.12	04/01/11	30,000,000

Active Assets Institutional Government Securities Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

$40,432	Merrill Lynch & Co., Inc., (dated 03/31/11; proceeds $40,432,112; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.75% due 04/11/11; valued at $41,228,313)	0.10%		04/01/11		$40,432,000

	Total Repurchase Agreements (Cost $492,432,000)					492,432,000

	U.S. Government Agencies — Debenture Bonds (24.4%)
7,500	Federal Farm Credit Bank	0.24		09/30/11		7,511,559
160,600	Federal Home Loan Banks	0.17-0.34		04/01/11- 12/28/11		160,971,915
44,000	Federal Home Loan Mortgage Corporation	0.20-0.22		04/18/11- 05/05/11		44,108,122
38,637	Federal National Mortgage Association	0.21-0.31		04/28/11- 08/15/11		39,011,213

	Total U.S. Government Agencies — Debenture Bonds (Cost $251,602,809)					251,602,809

	U.S. Government Agencies — Floating Rate Notes (15.7%)
40,400	Federal Farm Credit Banks	0.21-0.39	(a)	04/02/11- 06/19/11	(b)	40,404,170
76,000	Federal Home Loan Banks	0.13-0.30	(a)	04/01/11- 06/15/11	(b)	75,992,267
31,000	Federal Home Loan Mortgage Corporation	0.20-0.25	(a)	04/21/11- 05/05/11	(b)	30,993,653
15,000	Federal National Mortgage Association	0.17	(a)	04/11/11	(b)	14,997,259

	Total U.S. Government Agencies — Floating Rate Notes (Cost $162,387,349)					162,387,349

	U.S. Government Agencies — Discount Notes (9.7%)
20,000	Federal Home Loan Banks	0.20		04/27/11		19,997,111
55,000	Federal Home Loan Mortgage Corporation	0.20-0.24		04/12/11- 07/26/11		54,974,308
25,000	Federal National Mortgage Association	0.16-0.42		05/11/11- 07/11/11		24,985,550

	Total U.S. Government Agencies — Discount Notes (Cost $99,956,969)					99,956,969

	U.S. Government Agency — Discount Mortgage-Backed Security (1.7%)
17,466	Federal National Mortgage Association (Cost $17,460,969)	0.17		06/01/11		17,460,969

	U.S. Government Obligation (0.7%)
7,500	U.S. Treasury Note (Cost $ 7,542,154)	0.32		12/15/11		7,542,154
	Total Investments (Cost $1,031,382,250) (c)			99.9%		1,031,382,250
	Other Assets in Excess of Liabilities			0.1		1,452,319

	Net Assets			100.0%		$1,032,834,569

(a)	Rate shown is the rate in effect at March 31, 2011.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments
Repurchase Agreements	$492,432,000	—	$492,432,000	—
U.S. Government Agencies — Debenture Bonds	251,602,809	—	251,602,809	—
U.S. Government Agencies — Floating Rate Notes	162,387,349	—	162,387,349	—
U.S. Government Agencies — Discount Notes	99,956,969	—	99,956,969	—
U.S. Government Agencies — Discount Mortgage-Backed Securities	17,460,969	—	17,460,969	—
U.S. Government Obligation	7,542,154	—	7,542,154	—

Total	$1,031,382,250	—	$1,031,382,250	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Institutional Government Securities Trust

/s/ Kevin Klingert Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert Kevin Klingert
Principal Executive Officer
May 24, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
May 24, 2011